Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer AMT-Free Municipals))	0 Months Ended
Nov. 28, 2012
Class A
Operating Expenses:
Management Fees	0.41%
Distribution and/or Service (12b-1) Fees	0.24%
Interest and Fees from Borrowing	0.10%
Interest and Related Expenses from Inverse Floaters	0.17%
Other Expenses	0.12%
Total Other Expenses	0.39%
Total Annual Fund Operating Expenses	1.04%
Class B
Operating Expenses:
Management Fees	0.41%
Distribution and/or Service (12b-1) Fees	1.00%
Interest and Fees from Borrowing	0.10%
Interest and Related Expenses from Inverse Floaters	0.17%
Other Expenses	0.20%
Total Other Expenses	0.47%
Total Annual Fund Operating Expenses	1.88%
Class C
Operating Expenses:
Management Fees	0.41%
Distribution and/or Service (12b-1) Fees	1.00%
Interest and Fees from Borrowing	0.10%
Interest and Related Expenses from Inverse Floaters	0.17%
Other Expenses	0.14%
Total Other Expenses	0.41%
Total Annual Fund Operating Expenses	1.82%
Class Y
Operating Expenses:
Management Fees	0.41%
Distribution and/or Service (12b-1) Fees	none
Interest and Fees from Borrowing	0.10%
Interest and Related Expenses from Inverse Floaters	0.17%
Other Expenses	0.11%
Total Other Expenses	0.38%
Total Annual Fund Operating Expenses	0.79%